STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income (loss) for the year	$ (40,955)	$ (45,570)	$ 34,894
Adjustment to reconcile net income (loss) to net cash provided (used) by operating activities:
Foreign exchange (gain) or loss	(934)	(7,628)	(10,472)
Loss on note receivable	0	57,485	0
Imputed interest income	(19,646)	(63,290)	(68,869)
Changes in non-cash working capital items:
Prepaid expenses and deposits	(1,701)	1,490	(22)
Accounts payable and accrued liabilities	6,045	0	0
Due to related parties, non-interest bearing [note 5]	57,191	57,720	53,934
Net cash provided (used) by operating activities		207	9,465
INVESTING ACTIVITIES
Proceeds from note receivable	0	0	0
Net cash provided by investing activities	0	0	0
FINANCING ACTIVITIES
Cash transfer to trust account [note 5]	(226,178)
Net cash provided by financing activities	(226,178)
Increase (Decrease) in cash and cash equivalents	(226,178)	207	9,465
Cash and cash equivalents, beginning of year	$ 226,178	225,971	216,506
Cash and cash equivalents, end of year		$ 226,178	$ 225,971